Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay Versus Performance Table for 2024

	Summary		Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Compensation Table Total for Non-PEO NEOs[3]	Compensation Actually Paid to Non-PEO NEOs[4]	Total Shareholder Return[5]	Net Income (millions)[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$681,704	$663,306	$352,733	$426,928	$135	$11.5
2023	647,292	566,257	322,568	329,596	92	12.1
2022	756,770	821,958	342,069	361,389	87	12.5

[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Klein, Chairman, President, and Chief Executive Officer, the Company’s principal executive officer (“PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table for 2024” on page 19.

[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Klein, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Klein during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Klein’s total compensation for each year to determine the compensation actually paid:
[3]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Klein) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Klein) included for purposes of calculating the average amounts in each applicable year are Anthony V. Cosentino (our Executive Vice President and Chief Financial Officer) and Ernesto Gaytan (our Chief Technology Innovation Officer).

[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Klein), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Klein) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Klein) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
[5]	Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

[6]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Adjustment To PEO Compensation, Footnote
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Acturial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO
2024	$681,704	$(43,111)	$143,229	$(15,407)	$(103,109)	$663,306
2023	647,292	(53,980)	21,171	(16,396)	(31,831)	566,257
2022	756,770	(45,463)	60,968	(66,441)	116,125	821,958

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$71,847	$49,423	$-	$21,960	$-	$-	$143,229
2023	42,243	(16,000)	-	(5,072)	-	-	21,171
2022	101,700	(29,341)	-	(11,392)	-	-	60,968

(c)	The amounts included in this column are the amounts reported in “Change in Pension Value & Deferred Compensation Earnings” column of the Summary Compensation Table for 2024 on page 19.

(d)	The total pension benefit adjustments for each applicable year include the aggregate of two components related to Mr. Klein’s SERP Agreement: (i) the actuarially determined service cost for services rendered by Mr. Klein during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.

The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2024	$(54,163)	$(48,946)	$(103,109)
2023	(48,946)	17,115	(31,831)
2022	17,115	99,010	116,125

Non-PEO NEO Average Total Compensation Amount	[1]	$ 352,733	$ 322,568	$ 342,069
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 426,928	329,596	361,389
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$352,733	$(21,556)	$71,690	$(15,172)	$39,233	$426,928
2023	322,568	(27,021)	15,662	(16,383)	34,771	329,596
2022	342,069	(22,798)	30,183	(19,492)	31,426	361,389
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$35,965	$24,742	$-	$10,982	$-	$-	$71,690
2023	21,183	(7,688)	-	2,167	-	-	15,662
2022	50,850	(14,896)	-	(5,771)	-	-	30,183

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2024	$18,366	$20,868	$39,233
2023	$20,868	$13,903	$34,771
2022	13,903	17,523	31,426

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Klein and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Klein) is generally aligned with the Company’s cumulative TSR over the three years presented in the “Pay Versus Performance Table for 2024”. The alignment of compensation actually paid with the Company’s cumulative TSR over the period is largely due to the fact that a material portion of the compensation actually paid to Mr. Klein and to the other NEOs is comprised of cash and equity-based incentive compensation that takes into account, among various other factors, the Company’s common stock price as well as other performance measures (such as Return on Assets and Diluted EPS) that can generally impact the Company’s common stock price. For additional information regarding the performance measures used to determine cash- and equity-based incentive compensation for the Company’s NEOs, see the section captioned “COMPENSATION OF EXECUTIVE OFFICERS—2024 Executive Compensation Components” beginning on page 14 of this proxy statement.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Klein and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Klein) was generally aligned with the Company’s net income for 2022 and 2023. However, for 2024, the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Klein) increased while the Company’s net income decreased. While the Company does not use net income as a specific performance measure in the overall executive compensation program, the measure of net income is correlated with other performance measures, such as Return on Assets and Diluted EPS, which the Company does use for setting goals for the cash- and equity-based incentive compensation awarded to the NEOs. For additional information regarding the performance measures used to determine cash- and equity-based incentive compensation for the Company’s NEOs, see the section captioned “COMPENSATION OF EXECUTIVE OFFICERS—2024 Executive Compensation Components” beginning on page 14 of this proxy statement.

Total Shareholder Return Amount	[3]	$ 135	92	87
Net Income (Loss)	[4]	$ 11,500,000	12,100,000	12,500,000
PEO Name		Mr. Klein
Additional 402(v) Disclosure		14
Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Klein [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]	681,704	647,292	756,770
PEO Actually Paid Compensation Amount	[6]	663,306	566,257	821,958
PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		681,704	647,292	756,770
PEO Actually Paid Compensation Amount		663,306	566,257	821,958
PEO [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(54,163)	(48,946)	17,115
PEO [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(48,946)	17,115	99,010
PEO [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	143,229	21,171	60,968
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	(43,111)	(53,980)	(45,463)
PEO [Member] | Reported Change in the Acturial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	(15,407)	(16,396)	(66,441)
PEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	(103,109)	(31,831)	116,125
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		71,847	42,243	101,700
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		49,423	(16,000)	(29,341)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		21,960	(5,072)	(11,392)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		352,733	322,568	342,069
Non-PEO NEO Average Compensation Actually Paid Amount		426,928	329,596	361,389
Non-PEO NEO [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		18,366	20,868	13,903
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		20,868	13,903	17,523
Non-PEO NEO [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	71,690	15,662	30,183
Non-PEO NEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	39,233	34,771	31,426
Non-PEO NEO [Member] | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(21,556)	(27,021)	(22,798)
Non-PEO NEO [Member] | Average Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(15,172)	(16,383)	(19,492)
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		35,965	21,183	50,850
Non-PEO NEO [Member] | Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		24,742	(7,688)	(14,896)
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,982	2,167	(5,771)
Non-PEO NEO [Member] | Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Klein) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Klein) included for purposes of calculating the average amounts in each applicable year are Anthony V. Cosentino (our Executive Vice President and Chief Financial Officer) and Ernesto Gaytan (our Chief Technology Innovation Officer).
[2]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Klein), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Klein) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Klein) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
[3]	Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[4]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[5]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Klein, Chairman, President, and Chief Executive Officer, the Company’s principal executive officer (“PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table for 2024” on page 19.
[6]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Klein, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Klein during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Klein’s total compensation for each year to determine the compensation actually paid:
[7]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
[8]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
[9]	The amounts included in this column are the amounts reported in “Change in Pension Value & Deferred Compensation Earnings” column of the Summary Compensation Table for 2024 on page 19.
[10]	The total pension benefit adjustments for each applicable year include the aggregate of two components related to Mr. Klein’s SERP Agreement: (i) the actuarially determined service cost for services rendered by Mr. Klein during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.
[11]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$35,965	$24,742	$-	$10,982	$-	$-	$71,690
2023	21,183	(7,688)	-	2,167	-	-	15,662
2022	50,850	(14,896)	-	(5,771)	-	-	30,183

[12]	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:
Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2024	$18,366	$20,868	$39,233
2023	$20,868	$13,903	$34,771
2022	13,903	17,523	31,426